Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Other Short-Term Borrowings [Abstract]
Disclosure of Other Short-Term Borrowings [text block]	29 – Other Short-Term Borrowings in € m. Dec 31, 2023 Dec 31, 2022 Other short-term borrowings: Commercial paper 5,497 1,899 Other 4,123 3,223 Total other short-term borrowings 9,620 5,122